Taxes - Schedule of Effective Income Tax Rate (Details) (Superior Living SDN. BHD.) (10-K)		3 Months Ended		6 Months Ended		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Statutory rate		21.00%	21.00%	21.00%	21.00%		21.00%		21.00%
Permanent difference	[1]	0.00%	(10.80%)	0.00%	(5.10%)		0.00%		(4.30%)
Effective tax rate		0.00%	(10.80%)	0.00%	(5.10%)		0.00%		(4.30%)
Superior Living SDN. BHD. [Member]
Statutory rate		24.00%				24.00%		24.00%
Preferential tax rate reduction						(0.80%)		(0.30%)
Permanent difference						(0.40%)		(0.50%)
Effective tax rate						22.80%		23.20%

[1]	This was related to disallowed expenditure incurred in the ordinary course of business.